Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (4,616,658)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(1,097,433)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(7,272,830)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	652,038
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	(1,771,273)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	1,753,640
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	2,648,828
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	6,039,892
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	1,471,243
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	264,418
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	601,779
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	(914,667)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	1,109,218
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	532,063
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	363,055
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	57,844
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	4,305,028
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	$ (4,599,559)